Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts Receivable
The components of our accounts receivable, net of allowance for doubtful accounts are as follows:

	December 31, 2017
Dollars in millions	Retainage	Trade & Other	Total
Government Services	$6	$189	$195
Technology	—	72	72
Hydrocarbons Services	53	186	239
Other	—	—	—
Subtotal	59	447	506
Non-strategic Business	4	—	4
Total	$63	$447	$510

	December 31, 2016
Dollars in millions	Retainage	Trade & Other	Total
Government Services	$6	$190	$196
Technology	—	47	47
Hydrocarbons Services	53	281	334
Other	—	3	3
Subtotal	59	521	580
Non-strategic Business	5	7	12
Total	$64	$528	$592